SEGMENTED REPORTING (Tables)	6 Months Ended
Feb. 28, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At February 28, 2022	Assets	Liabilities

Canada	$10,549	$1,699
South Africa	43,310	449
	$53,859	$2,148
At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101
	$51,199	$31,726

Comprehensive Loss (Income) for the period ended	February 28, 2022	February 28, 2021

Canada	$6,648	$7,974
South Africa	1,698	(4,746)
	$8,346	$3,228